Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2020	¥ 54,091	$ 7,770
2021	19,963	2,867
2022 and afterwards	4,719	678
Total lease payment	78,773	11,315
Less imputed interest	(2,925)	(420)
Total	¥ 75,848	$ 10,895